UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC

445 East Lake Street

Suite 120

Wayzata, Minnesota 55391

(Address of principal executive offices)

Blue Rock Advisors, Inc.

445 East Lake Street

Suite 120

Wayzata, Minnesota 55391

(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments

December 31, 2012

(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia PX International Limited	$5,509,229	$6,612,637	9.71%	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	5,165,413	4,519,773	6.63	10/01/06	Monthly
Vollero Beach Capital Offshore, Ltd.	4,270,192	4,697,302	6.90	09/01/10	Quarterly

Cayman Islands - Market Neutral Equity
Altairis Offshore	2,781,679	3,539,115	5.20	01/01/06	Monthly
Altairis Offshore Levered	2,351,301	3,380,374	4.96	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	2,412,574	2,598,223	3.81	08/01/09	Monthly
Calvary Market Neutral Offshore, Ltd.	3,059,468	2,879,942	4.23	08/01/09	Quarterly
CZ Equilibria UK Fund Limited	813,805	878,621	1.29	03/01/08	Monthly
Dirigo, Ltd.	2,772,250	3,536,299	5.19	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	551,004	543,143	0.80	10/01/06	See below[3]
FrontPoint Offshore Healthcare Fund, L.P.	118,861	74,281	0.10	01/01/09	See below[3]

Ireland - Market Neutral Equity
Marshall Wace GaveKal Japan Market Neutral Fund	5,137,347	5,263,154	7.73	05/01/11	Monthly
Marshall Wace Global Financials Market Neutral Fund	3,759,784	3,748,224	5.50	08/01/11	Monthly

Total Investment Funds	38,702,907	42,271,088	62.05

Limited Partnerships
United States - Market Neutral Equity
7x7 Partners, L.P.	2,300,000	2,301,253	3.38	12/01/12	Monthly
Caerus Global Onshore QP Fund, L.P.	495,188	516,426	0.76	10/01/12	Monthly
Dorsal Capital Partners, L.P.	4,999,686	5,935,699	8.71	01/01/11	Quarterly
First Oak Acorn Institutional Fund, L.P.	1,930,595	1,953,625	2.87	04/01/11	Quarterly
FrontPoint Consumer and Industrials Onshore Fund, L.P.	159,358	172,959	0.25	08/01/07	See below[3]
Nantahala Capital Partners II, L.P.	1,500,000	1,470,014	2.16	08/01/12	Monthly
Perella Weinberg Partners Tokum Fund, L.P.	3,230,247	3,212,619	4.72	10/01/11	Monthly
Pyramis Global Health Care Long/Short Fund, L.P.	1,750,000	1,785,555	2.62	10/01/12	Monthly
Seawolf Partners, L.P.	2,500,000	2,747,327	4.03	07/01/12	Quarterly

Total Limited Partnerships	18,865,074	20,095,477	29.50

Total Investments in Portfolio Funds	$57,567,981	$62,366,565	91.55%

The accompanying notes are an integral part of this schedule of investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)

December 31, 2012

(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio, 0.01%[4]	$7,783,581	$7,783,581	11.43%

Total Investments in Portfolio Funds and Short-Term Investments	$65,351,562	$70,150,146	102.98

Other Liabilities less Assets		$(2,027,379)	(2.98)

Members’ Capital		$68,122,767	100.00%

1 All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months. In addition, there were no underlying investments in Portfolio Funds for which the Fund's proportional share exceeded 5% of the Fund's net assets, other than those considered cash equivalents.

2 Not income producing.

3 As of December 31, 2012, liquidation of FrontPoint Offshore Financial Services Fund, L.P., FrontPoint Offshore Healthcare Fund, L.P. and FrontPoint Consumer and Industrials Onshore Fund, L.P. is suspended for an indefinite period.

4 This rate shown is the annualized 7-day yield as of December 31, 2012.

The accompanying notes are an integral part of this schedule of investments.

Allocation by Sub-Strategy
December 31, 2012
(unaudited)

The Fund implemented Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), as of January 1, 2008. ASC 820 establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are less active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds. The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital). The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of net asset value per share (or its equivalent). The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Fund’s net assets as of 12/31/2012:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda	$-	$6,612,637	$-	$6,612,637
British Virgin Islands	-	9,217,075	-	9,217,075
Cayman Islands	-	16,812,574	617,424	17,429,998
Ireland	-	9,011,378	-	9,011,378
Limited Partnerships
United States	-	19,922,518	172,959	20,095,477
Short-term Investments	7,783,581	-	-	7,783,581
Total	$7,783,581	$61,576,182	$790,383	$70,150,146

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“US GAAP”) and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of December 31, 2012:

	Fair Value as of December 31, 2012	Valuation Technique	Liquidity of Investments	Adjustments to NAV **

Investments
Investment Funds
Cayman Islands	$617,424	NAV as Practical Expedient *	Greater than 90 Days	None

Limited Partnerships
United States	172,959	NAV as Practical Expedient *	Greater than 90 Days	None

Total Investments	$790,383

* Unobservable valuation input

**Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following:

•The practical expedient NAV received is not as of the Fund’s measurement date.

•It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient NAV.

•It is determined by the Adviser Valuation Committee that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Portfolio Funds
Balance as of March 31, 2012	$874,840
Net Realized Gain (Loss)	-
Change in Unrealized Appreciation/(Depreciation)	(84,457)
Gross Purchases	-
Gross Sales	-
Transfer In	-
Transfer Out	-
Balance as of December 31, 2012	$790,383

The Fund has $62,366,565 of investments in Portfolio Funds which are reported at fair value. The Fund did not have any significant transfers between Levels 1, 2 or 3 as of December 31, 2012.

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At December 31, 2012, the Fund had no financial instruments subject to this disclosure.

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature and Title)	/s/ Robert W. Fullerton
Robert W. Fullerton
Principal Executive Officer
Date	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Fullerton
Robert W. Fullerton
Principal Executive Officer
Date	February 28, 2013

By (Signature and Title)	/s/ Mark H. Young
Mark H. Young
Principal Financial Officer
Date	February 28, 2013